245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 31, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319

Fidelity Clean Energy ETF

Fidelity Cloud Computing ETF

Fidelity Crypto Industry and Digital Payments ETF

Fidelity Digital Health ETF

Fidelity Electric Vehicles and Future Transportation ETF

Fidelity Metaverse ETF

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust